ACCRUED INTEREST	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 6 - ACCRUED INTEREST

The Companys accrued interest consisted of the following:

	June 30, 2019	December 31, 2018
Accrued Interest
Pubrelco Inc.	$763	$124
Note payable related party	46,356	43,349
Convertible notes payable	1,078	---
Total Accrued Interest	$48,197	$43,473

The Company’s accrued interest consisted of the following:

	December 31, 2018		December 31, 2017
Accrued Interest
Power Up Lending Group	$	---	$665
Note payable		124	---
Note payable related party		43,349	32,597
Total Accrued Interest		$43,473	$33,262